CAPITAL SECURITIES	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership had the following capital securities outstanding as of December 31, 2024 and 2023:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2024	Dec. 31, 2023
Operating Partnership Class A Preferred Equity Units:
Series 2	—	6.50%	$—	$587
Series 3	24,000,000	6.75%	576	564
New LP Preferred Units(1)	19,000,749	6.25%	466	474
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	568,066	5.25%	14	16
Series 2	253,017	5.75%	4	7
Series 3	333,730	5.00%	6	8
Series 4	272,261	5.20%	5	7
Rouse Series A Preferred Shares	5,600,000	5.00%	158	145
Subsidiary Preferred Shares and Capital - Alstria Office Prime Portfolio GmbH & Co. KG	n/a	n/a (2)	—	109
Brookfield India Real Estate Trust (“India REIT”)	414,972,231	n/a (3)	1,392	729
BSREP V Iron REIT L.P. Preferred Shares	n/a	5.00%	69	—
Capital Securities – Fund Subsidiaries			139	189
Total capital securities			$2,829	$2,835

Current			$158	$795
Non-current			2,671	2,040
Total capital securities			$2,829	$2,835
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)See Note 31, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

The capital securities presented above represent interests in the partnership or its subsidiaries that are in legal form equity and are accounted for as liabilities in accordance with IAS 32 - Financial Instruments due to the redemption features of these instruments.

The Class A Preferred Units were issued on December 4, 2014 in three tranches of $600 million each, with an average dividend yield of 6.5% and maturities of seven, ten and twelve years. The Class A Preferred Units were originally exchangeable at the option of the Class A Preferred Unitholder into LP Units at a price of $25.70 per unit. On December 30, 2021, Brookfield acquired the seven-year tranche of Class A Preferred Units, Series 1 units from the holder and exchanged such units for REUs. The Class A Preferred Units, Series 1 were subsequently cancelled. On December 31, 2024, Brookfield acquired the ten-year tranche of Class A Preferred Units, Series 2 units, from the holder of these units and subsequently exchanged such units for LP Units and REUs. The Class A Preferred Units, Series 2 were subsequently cancelled.

The holders of each series of the BOP Split Senior Preferred Shares are each entitled to receive fixed cumulative preferential cash dividends, if, as and when declared by the board of directors of BOP Split. Dividends on each series of the BOP Split Senior Preferred Shares are payable quarterly on the last day of March, June, September and December in each year.

Capital securities includes $466 million at December 31, 2024 (December 31, 2023 - $474 million) of preferred equity interests which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

Capital securities also includes $158 million at December 31, 2024 (December 31, 2023 - $145 million) of preferred equity interests held by a third party investor in Rouse Properties, L.P. which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $1,392 million at December 31, 2024 (December 31, 2023 - $729 million) of preferred equity interests held by third party investors in the India REIT, which have been classified as a liability, rather than as a non-controlling interest, due to the fact India REIT has a contractual obligation to make distributions to unitholders every six months at an amount no less than 90% of net distributable cash flows.
Capital Securities - Fund Subsidiaries of $139 million (December 31, 2023 - $189 million) is comprised of co-investors interests in funds that can be redeemed for cash at specified dates at the co-investors election.

Reconciliation of cash flows from financing activities relating to capital securities is shown in the table below:

(US$ Millions)	Year ended Dec. 31, 2024	Year ended Dec. 31, 2023
Balance, beginning of period	$2,835	$2,833
Capital securities issued	366	277
Capital securities redeemed	(14)	(16)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption(1)	(600)	—
Acquisition of Foreign Investments(2)	—	130
Fair value changes	361	(386)
Foreign currency translations	(21)	(3)
Deconsolidation of BSREP IV and other(2)	(98)	—
Balance, end of period	$2,829	$2,835
(1)On December 31, 2024, Brookfield acquired the ten-year tranche of Class A Preferred Units, Series 2 units from the holder. The Class A Preferred Units, Series 2 were subsequently cancelled.
(2)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.

Capital securities includes $15 million (December 31, 2023 - $22 million) repayable in Canadian Dollars of C$21 million (December 31, 2023 - C$28 million).